Employee Cost - Summary of Estimated Fair Value of Options Using Black Scholes Model (Detail) - yr	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Bottom of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Risk free rate		7.00%
Expected life of option		4
Expected volatility	33.00%
Top of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Risk free rate		8.00%
Expected life of option		6
Expected volatility	37.00%